Revenues - Schedule of Disaggregates the Company’s Revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Disaggregates the Company’s Revenues [Line Items]
Total	$ 707,021	$ 3,410,258
Sales of products [Member]
Schedule of Disaggregates the Company’s Revenues [Line Items]
Revenue	707,021	3,200,126
Services and Non-recurring engineering and proof of concept contracts [Member]
Schedule of Disaggregates the Company’s Revenues [Line Items]
Revenue		$ 210,132